Feb. 28, 2025
EuroPac Gold Fund
SUMMARY SECTION – EuroPac Gold Fund
Investment Objective
The investment objective of the EuroPac Gold Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 61 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EuroPac Gold Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - EuroPac Gold Fund	Class A	Class I
Management fees	0.80%	0.80%
Distribution and service (Rule 12b-1) fees	0.25%	none
Other expenses	0.32%	0.32%
Shareholder service fees	0.09%	0.09%
All other expenses	0.23%	0.23%
Total annual fund operating expenses	1.37%	1.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EuroPac Gold Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	583	864	1,166	2,022
Class I	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund’s advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry. The advisor considers a country to be part of Europe if it is included in the MSCI All Country Europe Index and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund also invests in shares of exchange-traded funds (“ETFs”) and closed end funds that invest in gold bullion. ETFs are pooled investment vehicles that trade on exchanges. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The Advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may also invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), including unsponsored ADRs. The Fund may invest up to 20% of its net assets in the equity securities of other precious metals companies, such as silver, platinum and palladium companies. The Fund may invest up to 15% of its net assets in private placements and other restricted securities.

The Fund concentrates its investments in companies engaged in the gold industry. The Fund invests in large-, mid-, small-, and micro-capitalization companies that are considered by the Fund’s advisor to be attractively valued.

The Fund may also use derivative instruments, primarily writing (i.e., selling) put options on individual securities, indexes and ETFs, to manage the position size of individual security holdings, and to seek to enhance the Fund’s return and reduce volatility. The Fund will generally invest in derivatives to seek to manage underlying equity exposures while seeking to maximize the efficiency of invested capital and expected return. When evaluating options, the Fund’s advisor considers the amount of premium received or invested (which is a function of the implied volatility of the underlying security, the strike price, and the time to expiration), the valuation of the underlying security at the exercise price, the weighting of the security in the portfolio if exercised, and the expiration date. In addition, the Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

In selecting investments for the Fund, the Fund’s advisor employs a long-term value orientation, looking for companies selling at attractive prices that can be held for a long time horizon. The advisor’s overall approach to investment management involves several key factors. First, the global universe is used to screen potential European and Pacific Rim investments. Second, the advisor identifies securities of companies in the gold or other precious metals sector that it believes are valued at a low price in relation to their book value or earnings, or at a discount to future book value given the likelihood the company will be able to increase resources through exploration. Lastly, a long-term investment horizon (five years) is applied to give investments time to realize full value. In investing in growth and more speculative investments, such as exploration, the advisor looks for companies with a risk-mitigating approach to these inherently risky activities. Ultimately, the advisor seeks to construct a portfolio with a solid long-term foundation in which growth and more speculative investments are added.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index which has been included for comparison to satisfy an amended regulatory requirement. The Fund also compares its performance with the returns of the Philadelphia Gold & Silver Index and the NYSE ARCA Gold Miners Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)

Class A Shares
Highest Calendar Quarter Return at NAV	62.21%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(27.51)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - EuroPac Gold Fund	Label	1 Year		5 Years		10 Years
Class A	Class A Shares – Return Before Taxes	3.64%		0.49%		5.64%
Class A | Return After Taxes on Distributions	Class A Shares – Return After Taxes on Distributions	0.15%	[1]	(0.97%)	[1]	4.13%	[1]
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares	2.54%	[1]	(0.05%)	[1]	3.86%	[1]
Class I	Class I Shares – Return Before Taxes	8.84%	[2]	1.67%	[2]	6.30%	[2]
Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses or taxes)	Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses or taxes)	14.72%		7.47%		8.79%
NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes)	NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes)	9.15%		3.08%		6.44%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		13.10%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Class A shares were first offered on July 19, 2013. Class I shares were first offered on November 20, 2018. The performance figures for Class I include the performance for Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.